Related-Party Transactions - Summary of Balances of Significant Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Assets	$ 251,366	$ 246,983
Liabilities	169,864	169,433
Pension Plans [member]
Disclosure of transactions between related parties [line items]
Assets	68	48
Liabilities	94	99
Gas Distribution [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	2,203	1,740
Assets	294	246
Liabilities	141	69
Petrochemical Companies [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	3,847	3,578
Assets	59	131
Liabilities	16	27
Government Entities Sub Total [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(442)	(1,776)
Assets	13,084	10,825
Liabilities	12,607	20,195
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	4,975	4,004
Assets	13,682	11,428
Liabilities	13,549	20,772
Revenue [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	7,517	6,652
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(1,588)	(94)
Foreign Exchange and Inflation Indexation Charges Net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	239	(284)
Net Finance Income Expense [Member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(1,193)	(2,270)
Current Assets [member]
Disclosure of transactions between related parties [line items]
Assets	2,521	3,062
Non-Current Assets [member]
Disclosure of transactions between related parties [line items]
Assets	11,161	8,366
Current Liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities	1,544	4,037
Non-Current Liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities	12,005	16,735
Other Associates and Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(633)	462
Assets	177	178
Liabilities	691	382
Joint Venture and Associates Sub Total [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	5,417	5,780
Assets	530	555
Liabilities	848	478
Government Bonds [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	153	130
Assets	1,702	1,113
Banks Controlled by the Brazilian Government [member] | Banks Controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(1,466)	(3,073)
Assets	5,839	4,114
Liabilities	12,390	19,860
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	643	962
Assets	5,247	4,922
Liabilities		2
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	1	5
Assets	251	268
Other Government Entities [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	227	200
Assets	45	408
Liabilities	$ 217	$ 333